Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Common stocks: 97.61%
Communication services: 8.22%
Diversified telecommunication services: 0.91%
AT&T Incorporated	228,301	$ 4,004,400
Lumen Technologies Incorporated	29,650	295,314
Verizon Communications Incorporated	133,927	5,599,488
		9,899,202
Entertainment: 1.35%
Activision Blizzard Incorporated	24,934	1,957,070
Electronic Arts Incorporated	8,968	1,137,770
Live Nation Entertainment Incorporated †	4,367	394,602
Netflix Incorporated †	14,168	3,167,398
Take-Two Interactive Software Incorporated †	5,041	617,825
The Walt Disney Company †	58,087	6,510,391
Warner Bros. Discovery Incorporated †	70,427	932,453
		14,717,509
Interactive media & services: 4.90%
Alphabet Incorporated Class A †	191,828	20,759,626
Alphabet Incorporated Class C †	175,887	19,198,066
Match Group Incorporated †	9,108	514,875
Meta Platforms Incorporated Class A †	73,140	11,916,700
Twitter Incorporated †	24,325	942,594
		53,331,861
Media: 0.81%
Charter Communications Incorporated Class A †	3,694	1,524,255
Comcast Corporation Class A	142,567	5,159,500
DISH Network Corporation Class A †	7,996	138,731
Fox Corporation Class A	9,940	339,749
Fox Corporation Class B	4,611	145,800
Interpublic Group of Companies Incorporated	12,554	346,993
News Corporation Class A	12,388	209,605
News Corporation Class B	3,838	66,167
Omnicom Group Incorporated	6,561	438,931
ViacomCBS Incorporated Class B	19,402	453,813
		8,823,544
Wireless telecommunication services: 0.25%
T-Mobile US Incorporated †	18,789	2,704,864
Consumer discretionary: 11.16%
Auto components: 0.10%
Aptiv plc †	8,640	807,235
BorgWarner Incorporated	7,640	288,028
		1,095,263
Automobiles: 2.37%
Ford Motor Company	125,931	1,919,188
General Motors Company	46,496	1,776,612
Tesla Motors Incorporated †	80,283	22,126,798
		25,822,598
See accompanying notes to portfolio of investments

Allspring Index Fund  |  1

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Distributors: 0.15%
Genuine Parts Company	4,515	$ 704,385
LKQ Corporation	8,298	441,620
Pool Corporation	1,278	433,485
		1,579,490
Hotels, restaurants & leisure: 1.84%
Booking Holdings Incorporated †	1,295	2,429,174
Caesars Entertainment Incorporated †	6,836	294,768
Carnival Corporation †	31,128	294,471
Chipotle Mexican Grill Incorporated †	892	1,424,346
Darden Restaurants Incorporated	3,978	492,118
Domino's Pizza Incorporated	1,149	427,267
Expedia Group Incorporated †	4,834	496,210
Hilton Worldwide Holdings Incorporated	8,876	1,130,447
Las Vegas Sands Corporation †	10,965	412,613
Marriott International Incorporated Class A	8,768	1,347,992
McDonald's Corporation	23,584	5,949,772
MGM Resorts International	11,277	368,081
Norwegian Cruise Line Holdings Limited †	13,365	174,814
Penn National Gaming Incorporated †	5,213	162,802
Royal Caribbean Cruises Limited †	7,155	292,282
Starbucks Corporation	36,575	3,074,860
Wynn Resorts Limited †	3,365	203,885
Yum! Brands Incorporated	9,094	1,011,617
		19,987,519
Household durables: 0.29%
D.R. Horton Incorporated	10,216	726,868
Garmin Limited	4,865	430,504
Lennar Corporation Class A	8,247	638,730
Mohawk Industries Incorporated †	1,641	181,101
Newell Rubbermaid Incorporated	11,736	209,488
NVR Incorporated †	99	409,866
PulteGroup Incorporated	7,578	308,121
Whirlpool Corporation	1,792	280,627
		3,185,305
Internet & direct marketing retail: 3.36%
Amazon.com Incorporated †	279,037	35,373,520
eBay Incorporated	17,853	787,853
Etsy Incorporated †	4,054	428,143
		36,589,516
Leisure products: 0.03%
Hasbro Incorporated	4,180	329,468
Multiline retail: 0.47%
Dollar General Corporation	7,296	1,732,216
Dollar Tree Incorporated †	7,179	974,047
Target Corporation	14,747	2,364,534
		5,070,797
Specialty retail: 2.07%
Advance Auto Parts Incorporated	1,948	328,511
AutoZone Incorporated †	633	1,341,460
See accompanying notes to portfolio of investments

2  |  Allspring Index Fund

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Specialty retail (continued)
Bath & Body Works Incorporated	7,605	$ 283,895
Best Buy Company Incorporated	6,457	456,445
CarMax Incorporated †	5,120	452,813
Lowe's Companies Incorporated	21,083	4,093,054
O'Reilly Automotive Incorporated †	2,096	1,461,164
Ross Stores Incorporated	11,206	966,742
The Home Depot Incorporated	32,954	9,504,593
The TJX Companies Incorporated	37,453	2,335,195
Tractor Supply Company	3,568	660,615
Ulta Beauty Incorporated †	1,666	699,503
		22,583,990
Textiles, apparel & luxury goods: 0.48%
Nike Incorporated Class B	40,461	4,307,073
PVH Corporation	2,153	121,106
Ralph Lauren Corporation	1,476	134,803
Tapestry Incorporated	8,030	278,882
VF Corporation	10,294	426,686
		5,268,550
Consumer staples: 6.60%
Beverages: 1.77%
Brown-Forman Corporation Class B	5,829	423,768
Constellation Brands Incorporated Class A	5,191	1,277,246
Keurig Dr. Pepper Incorporated	23,524	896,735
Molson Coors Brewing Company Class B	6,006	310,330
Monster Beverage Corporation †	11,993	1,065,338
PepsiCo Incorporated	44,094	7,596,073
The Coca-Cola Company	124,420	7,677,958
		19,247,448
Food & staples retailing: 1.51%
Costco Wholesale Corporation	14,134	7,379,361
Sysco Corporation	16,247	1,335,828
The Kroger Company	20,922	1,003,001
Walgreens Boots Alliance Incorporated	22,863	801,577
Walmart Incorporated	44,771	5,934,396
		16,454,163
Food products: 1.08%
Archer Daniels Midland Company	17,945	1,577,186
Campbell Soup Company	6,446	324,749
ConAgra Foods Incorporated	15,303	526,117
General Mills Incorporated	19,205	1,474,944
Hormel Foods Corporation	9,038	454,431
Kellogg Company	8,081	587,812
Lamb Weston Holdings Incorporated	4,606	366,315
McCormick & Company Incorporated	7,980	670,879
Mondelez International Incorporated Class A	44,133	2,730,067
The Hershey Company	4,656	1,046,064
The J.M. Smucker Company	3,459	484,225
The Kraft Heinz Company	22,638	846,661
Tyson Foods Incorporated Class A	9,297	700,808
		11,790,258
See accompanying notes to portfolio of investments

Allspring Index Fund  |  3

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Household products: 1.40%
Church & Dwight Company Incorporated	7,742	$ 648,083
Colgate-Palmolive Company	26,722	2,089,928
Kimberly-Clark Corporation	10,745	1,370,202
The Clorox Company	3,925	566,535
The Procter & Gamble Company	76,514	10,554,341
		15,229,089
Personal products: 0.17%
The Estee Lauder Companies Incorporated Class A	7,392	1,880,377
Tobacco: 0.67%
Altria Group Incorporated	57,739	2,605,184
Philip Morris International Incorporated	49,433	4,720,357
		7,325,541
Energy: 4.56%
Energy equipment & services: 0.31%
Baker Hughes Incorporated	29,828	753,455
Halliburton Company	28,764	866,659
Schlumberger Limited	45,075	1,719,611
		3,339,725
Oil, gas & consumable fuels: 4.25%
APA Corporation	10,786	421,840
Chevron Corporation	62,658	9,903,723
ConocoPhillips	41,248	4,514,594
Coterra Energy Incorporated	25,697	794,294
Devon Energy Corporation	19,574	1,382,316
Diamondback Energy Incorporated	5,450	726,376
EOG Resources Incorporated	18,678	2,265,641
Exxon Mobil Corporation	134,338	12,841,369
Hess Corporation	8,834	1,066,971
Kinder Morgan Incorporated	62,186	1,139,248
Marathon Oil Corporation	22,568	577,515
Marathon Petroleum Corporation	17,252	1,738,139
Occidental Petroleum Corporation	28,393	2,015,903
ONEOK Incorporated	14,243	872,099
Phillips 66	15,342	1,372,495
Pioneer Natural Resources Company	7,176	1,817,107
The Williams Companies Incorporated	38,842	1,321,793
Valero Energy Corporation	13,014	1,524,200
		46,295,623
Financials: 10.60%
Banks: 3.61%
Bank of America Corporation	226,102	7,599,288
Citigroup Incorporated	61,928	3,022,706
Citizens Financial Group Incorporated	15,642	573,749
Comerica Incorporated	4,170	334,851
Fifth Third Bancorp	21,879	747,168
First Republic Bank	5,723	868,923
Huntington Bancshares Incorporated	45,895	614,993
JPMorgan Chase & Company	93,663	10,652,293
KeyCorp	29,737	526,048
See accompanying notes to portfolio of investments

4  |  Allspring Index Fund

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Banks (continued)
M&T Bank Corporation	5,722	$ 1,040,145
PNC Financial Services Group Incorporated	13,189	2,083,862
Regions Financial Corporation	29,801	645,788
Signature Bank	2,007	349,941
SVB Financial Group †	1,877	763,038
Truist Financial Corporation	42,459	1,988,780
US Bancorp	43,116	1,966,521
Wells Fargo & Company	120,875	5,283,446
Zions Bancorporation	4,827	265,630
		39,327,170
Capital markets: 2.90%
Ameriprise Financial Incorporated	3,505	939,375
Bank of New York Mellon Corporation	23,700	984,261
BlackRock Incorporated	4,542	3,026,743
Cboe Global Markets Incorporated	3,386	399,446
CME Group Incorporated	11,462	2,242,082
FactSet Research Systems Incorporated	1,209	523,908
Franklin Resources Incorporated	8,928	232,753
Intercontinental Exchange Incorporated	17,803	1,795,433
Invesco Limited	10,738	176,855
MarketAxess Holdings Incorporated	1,204	299,302
Moody's Corporation	5,119	1,456,458
Morgan Stanley	44,628	3,803,198
MSCI Incorporated	2,587	1,162,184
Northern Trust Corporation	6,645	631,873
Raymond James Financial Incorporated	6,199	646,990
S&P Global Incorporated	11,069	3,898,280
State Street Corporation	11,707	800,173
T. Rowe Price Group Incorporated	7,249	869,880
The Charles Schwab Corporation	48,095	3,412,340
The Goldman Sachs Group Incorporated	10,953	3,643,735
The NASDAQ Incorporated	11,028	656,497
		31,601,766
Consumer finance: 0.52%
American Express Company	19,452	2,956,704
Capital One Financial Corporation	12,534	1,326,348
Discover Financial Services	8,960	900,390
Synchrony Financial	15,993	523,771
		5,707,213
Diversified financial services: 1.49%
Berkshire Hathaway Incorporated Class B †	57,695	16,200,756
Insurance: 2.08%
AFLAC Incorporated	18,899	1,122,979
American International Group Incorporated	25,263	1,307,360
Aon plc Class A	6,773	1,891,428
Arthur J. Gallagher & Company	6,699	1,216,337
Assurant Incorporated	1,725	273,395
Brown & Brown Incorporated	7,471	470,972
Chubb Limited	13,512	2,554,444
Cincinnati Financial Corporation	4,756	461,142
Everest Reinsurance Group Limited	1,258	338,465
Globe Life Incorporated	2,893	281,171
See accompanying notes to portfolio of investments

Allspring Index Fund  |  5

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Insurance (continued)
Lincoln National Corporation	5,154	$ 237,393
Loews Corporation	6,200	342,922
Marsh & McLennan Companies Incorporated	16,006	2,582,888
MetLife Incorporated	22,043	1,418,026
Principal Financial Group Incorporated	7,494	560,251
Progressive Corporation	18,652	2,287,668
Prudential Financial Incorporated	11,959	1,145,074
The Allstate Corporation	8,769	1,056,665
The Hartford Financial Services Group Incorporated	10,488	674,483
The Travelers Companies Incorporated	7,652	1,236,869
W.R. Berkley Corporation	6,681	432,929
Willis Towers Watson plc	3,555	735,281
		22,628,142
Health care: 13.74%
Biotechnology: 1.95%
AbbVie Incorporated	56,353	7,577,224
Amgen Incorporated	17,036	4,093,751
Biogen Incorporated	4,670	912,425
Gilead Sciences Incorporated	40,000	2,538,800
Incyte Corporation	6,004	422,862
Moderna Incorporated †	11,036	1,459,732
Regeneron Pharmaceuticals Incorporated †	3,445	2,001,752
Vertex Pharmaceuticals Incorporated †	8,156	2,298,035
		21,304,581
Health care equipment & supplies: 2.55%
Abbott Laboratories	55,838	5,731,771
Abiomed Incorporated †	1,453	376,734
Align Technology Incorporated †	2,337	569,527
Baxter International Incorporated	16,058	922,693
Becton Dickinson & Company	9,091	2,294,750
Boston Scientific Corporation †	45,589	1,837,693
Dentsply Sirona Incorporated	6,871	225,163
DexCom Incorporated †	12,517	1,029,023
Edwards Lifesciences Corporation †	19,828	1,786,503
Hologic Incorporated †	7,953	537,305
IDEXX Laboratories Incorporated †	2,679	931,274
Intuitive Surgical Incorporated †	11,447	2,355,106
Medtronic plc	42,782	3,761,393
ResMed Incorporated	4,665	1,025,927
STERIS plc	3,193	643,006
Stryker Corporation	10,733	2,202,412
Teleflex Incorporated	1,496	338,485
The Cooper Companies Incorporated	1,572	451,856
Zimmer Biomet Holdings Incorporated	6,683	710,537
		27,731,158
Health care providers & services: 3.38%
AmerisourceBergen Corporation	4,809	704,807
Cardinal Health Incorporated	8,688	614,415
Centene Corporation †	18,652	1,673,830
Cigna Corporation	10,118	2,867,947
CVS Health Corporation	41,818	4,104,437
See accompanying notes to portfolio of investments

6  |  Allspring Index Fund

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Health care providers & services (continued)
DaVita HealthCare Partners Incorporated †	1,931	$ 164,695
Elevance Health Incorporated	7,688	3,729,526
HCA Healthcare Incorporated	7,256	1,435,745
Henry Schein Incorporated †	4,402	323,151
Humana Incorporated	4,034	1,943,501
Laboratory Corporation of America Holdings	2,956	665,898
McKesson Corporation	4,636	1,701,412
Molina Healthcare Incorporated †	1,872	631,557
Quest Diagnostics Incorporated	3,743	469,035
UnitedHealth Group Incorporated	29,918	15,537,315
Universal Health Services Incorporated Class B	2,141	209,475
		36,776,746
Life sciences tools & services: 1.81%
Agilent Technologies Incorporated	9,571	1,227,481
Bio-Rad Laboratories Incorporated Class A †	690	334,678
Bio-Techne Corporation †	1,251	415,094
Charles River Laboratories International Incorporated †	1,620	332,505
Danaher Corporation	20,636	5,569,863
Illumina Incorporated †	5,010	1,010,216
IQVIA Holdings Incorporated †	6,036	1,283,616
Mettler-Toledo International Incorporated †	723	876,609
PerkinElmer Incorporated	4,023	543,346
Thermo Fisher Scientific Incorporated	12,484	6,807,775
Waters Corporation †	1,921	573,611
West Pharmaceutical Services Incorporated	2,362	700,782
		19,675,576
Pharmaceuticals: 4.05%
Bristol-Myers Squibb Company	67,896	4,576,869
Catalent Incorporated †	5,715	502,920
Eli Lilly & Company	25,150	7,575,935
Johnson & Johnson	83,916	13,539,007
Merck & Company Incorporated	80,644	6,883,772
Organon & Company	8,088	230,751
Pfizer Incorporated	178,932	8,093,094
Viatris Incorporated	38,661	369,213
Zoetis Incorporated	15,008	2,349,202
		44,120,763
Industrials: 7.73%
Aerospace & defense: 1.63%
General Dynamics Corporation	7,351	1,682,864
Howmet Aerospace Incorporated	11,995	424,983
Huntington Ingalls Industries Incorporated	1,277	294,042
L3Harris Technologies Incorporated	6,151	1,403,597
Lockheed Martin Corporation	7,553	3,173,091
Northrop Grumman Corporation	4,660	2,227,433
Raytheon Technologies Corporation	47,427	4,256,573
Textron Incorporated	6,859	427,864
The Boeing Company †	17,735	2,842,034
TransDigm Group Incorporated	1,654	993,045
		17,725,526
See accompanying notes to portfolio of investments

Allspring Index Fund  |  7

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Air freight & logistics: 0.66%
C.H. Robinson Worldwide Incorporated	4,059	$ 463,335
Expeditors International of Washington Incorporated	5,350	550,462
FedEx Corporation	7,604	1,602,999
United Parcel Service Incorporated Class B	23,421	4,555,619
		7,172,415
Airlines: 0.20%
Alaska Air Group Incorporated †	4,021	175,155
American Airlines Group Incorporated †	20,713	269,062
Delta Air Lines Incorporated †	20,443	635,164
Southwest Airlines Company †	18,909	693,960
United Airlines Holdings Incorporated †	10,419	364,769
		2,138,110
Building products: 0.42%
A.O. Smith Corporation	4,147	234,098
Allegion plc	2,800	266,280
Carrier Global Corporation	27,050	1,058,196
Fortune Brands Home & Security Incorporated	4,171	256,225
Johnson Controls International plc	22,185	1,201,096
Masco Corporation	7,524	382,746
Trane Technologies plc	7,458	1,149,054
		4,547,695
Commercial services & supplies: 0.48%
Cintas Corporation	2,774	1,128,574
Copart Incorporated †	6,816	815,534
Republic Services Incorporated	6,649	948,945
Rollins Incorporated	7,224	243,882
Waste Management Incorporated	12,182	2,059,123
		5,196,058
Construction & engineering: 0.06%
Quanta Services Incorporated	4,583	647,578
Electrical equipment: 0.50%
AMETEK Incorporated	7,364	884,858
Eaton Corporation plc	12,724	1,738,607
Emerson Electric Company	18,943	1,548,401
Generac Holdings Incorporated †	2,036	448,755
Rockwell Automation Incorporated	3,708	878,574
		5,499,195
Industrial conglomerates: 0.82%
3M Company	18,147	2,256,579
General Electric Company	35,100	2,577,744
Honeywell International Incorporated	21,709	4,110,599
		8,944,922
Machinery: 1.56%
Caterpillar Incorporated	17,009	3,141,732
Cummins Incorporated	4,500	969,165
Deere & Company	8,903	3,251,821
Dover Corporation	4,597	574,441
Fortive Corporation	11,431	723,925
See accompanying notes to portfolio of investments

8  |  Allspring Index Fund

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Machinery (continued)
IDEX Corporation	2,424	$ 487,733
Illinois Tool Works Incorporated	9,038	1,760,874
Ingersoll Rand Incorporated	12,945	613,205
Nordson Corporation	1,718	390,278
Otis Worldwide Corporation	13,483	973,742
PACCAR Incorporated	11,088	970,311
Parker-Hannifin Corporation	4,094	1,084,910
Pentair plc	5,275	234,738
Snap-on Incorporated	1,702	370,798
Stanley Black & Decker Incorporated	4,814	424,113
Wabtec Corporation	5,825	510,561
Xylem Incorporated	5,743	523,187
		17,005,534
Professional services: 0.29%
Equifax Incorporated	3,901	736,314
Jacobs Solutions Incorporated	4,102	511,027
Leidos Holdings Incorporated	4,358	414,228
Nielsen Holdings plc	11,471	319,353
Robert Half International Incorporated	3,524	271,242
Verisk Analytics Incorporated	5,036	942,538
		3,194,702
Road & rail: 0.90%
CSX Corporation	69,337	2,194,516
J.B. Hunt Transport Services Incorporated	2,673	465,155
Norfolk Southern Corporation	7,600	1,847,788
Old Dominion Freight Line Incorporated	2,928	794,688
Union Pacific Corporation	20,028	4,496,486
		9,798,633
Trading companies & distributors: 0.21%
Fastenal Company	18,356	923,857
United Rentals Incorporated †	2,284	667,019
W.W. Grainger Incorporated	1,369	759,713
		2,350,589
Information technology: 26.67%
Communications equipment: 0.80%
Arista Networks Incorporated †	7,176	860,259
Cisco Systems Incorporated	132,477	5,924,371
F5 Networks Incorporated †	1,928	302,812
Juniper Networks Incorporated	10,304	292,840
Motorola Solutions Incorporated	5,335	1,298,592
		8,678,874
Electronic equipment, instruments & components: 0.62%
Amphenol Corporation Class A	19,043	1,400,232
CDW Corporation of Delaware	4,309	735,546
Corning Incorporated	24,241	831,951
Keysight Technologies Incorporated †	5,803	951,054
TE Connectivity Limited	10,274	1,296,682
Teledyne Technologies Incorporated †	1,494	550,330
See accompanying notes to portfolio of investments

Allspring Index Fund  |  9

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Electronic equipment, instruments & components (continued)
Trimble Incorporated †	7,977	$ 504,545
Zebra Technologies Corporation Class A †	1,675	505,247
		6,775,587
IT services: 4.31%
Accenture plc Class A	20,199	5,826,604
Akamai Technologies Incorporated †	5,112	461,511
Automatic Data Processing Incorporated	13,322	3,256,030
Broadridge Financial Solutions Incorporated	3,738	639,833
Cognizant Technology Solutions Corporation Class A	16,620	1,049,885
DXC Technology Company †	7,796	193,185
EPAM Systems Incorporated †	1,823	777,510
Fidelity National Information Services Incorporated	19,478	1,779,705
Fiserv Incorporated †	18,552	1,877,277
FleetCor Technologies Incorporated †	2,466	524,099
Gartner Incorporated †	2,568	732,702
Global Payments Incorporated	8,978	1,115,337
International Business Machines Corporation	28,683	3,684,331
Jack Henry & Associates Incorporated	2,324	446,673
MasterCard Incorporated Class A	27,387	8,883,521
Paychex Incorporated	10,246	1,263,742
PayPal Holdings Incorporated †	36,930	3,450,739
VeriSign Incorporated †	3,039	553,767
Visa Incorporated Class A	52,482	10,428,698
		46,945,149
Semiconductors & semiconductor equipment: 5.01%
Advanced Micro Devices Incorporated †	51,678	4,385,912
Analog Devices Incorporated	16,689	2,528,884
Applied Materials Incorporated	28,172	2,650,140
Broadcom Incorporated	13,020	6,498,412
Enphase Energy Incorporated †	4,306	1,233,411
Intel Corporation	130,398	4,162,304
KLA Corporation	4,759	1,637,715
Lam Research Corporation	4,424	1,937,314
Microchip Technology Incorporated	17,731	1,156,948
Micron Technology Incorporated	35,611	2,013,090
Monolithic Power Systems Incorporated	1,398	633,546
NVIDIA Corporation	79,853	12,053,012
NXP Semiconductors NV	8,373	1,378,028
ON Semiconductor Corporation †	13,856	952,877
Qorvo Incorporated †	3,458	310,459
Qualcomm Incorporated	35,717	4,724,288
Skyworks Solutions Incorporated	5,132	505,759
Solaredge Technologies Incorporated †	1,766	487,363
Teradyne Incorporated	5,109	432,426
Texas Instruments Incorporated	29,407	4,858,330
		54,540,218
Software: 8.59%
Adobe Incorporated †	15,068	5,626,994
ANSYS Incorporated	2,774	688,784
Autodesk Incorporated †	6,937	1,399,470
Cadence Design Systems Incorporated †	8,794	1,528,133
Ceridian HCM Holding Incorporated †	4,381	261,283
See accompanying notes to portfolio of investments

10  |  Allspring Index Fund

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Software (continued)
Citrix Systems Incorporated	3,977	$ 408,716
Fortinet Incorporated †	21,245	1,034,419
Intuit Incorporated	9,019	3,894,224
Microsoft Corporation	238,507	62,362,425
NortonLifeLock Incorporated	18,556	419,180
Oracle Corporation	50,202	3,722,478
Paycom Software Incorporated †	1,536	539,443
PTC Incorporated †	3,357	385,686
Roper Technologies Incorporated	3,378	1,359,915
Salesforce.com Incorporated †	31,684	4,946,506
ServiceNow Incorporated †	6,393	2,778,526
Synopsys Incorporated †	4,882	1,689,270
Tyler Technologies Incorporated †	1,323	491,508
		93,536,960
Technology hardware, storage & peripherals: 7.34%
Apple Incorporated	490,339	77,091,098
Hewlett Packard Enterprise Company	41,461	563,870
HP Incorporated	33,592	964,426
NetApp Incorporated	7,097	511,907
Seagate Technology Holdings plc	6,303	422,049
Western Digital Corporation †	9,987	422,051
		79,975,401
Materials: 2.48%
Chemicals: 1.74%
Air Products & Chemicals Incorporated	7,072	1,785,326
Albemarle Corporation	3,735	1,000,831
Celanese Corporation Series A	3,454	382,910
CF Industries Holdings Incorporated	6,652	688,216
Corteva Incorporated	23,079	1,417,743
Dow Incorporated	23,219	1,184,169
DuPont de Nemours Incorporated	16,217	902,314
Eastman Chemical Company	4,110	374,010
Ecolab Incorporated	7,925	1,298,353
FMC Corporation	4,016	434,049
International Flavors & Fragrances Incorporated	8,127	897,871
Linde plc	16,050	4,539,903
LyondellBasell Industries NV Class A	8,254	685,082
PPG Industries Incorporated	7,532	956,413
The Mosaic Company	11,544	621,875
The Sherwin-Williams Company	7,632	1,771,387
		18,940,452
Construction materials: 0.13%
Martin Marietta Materials Incorporated	1,989	691,595
Vulcan Materials Company	4,238	705,585
		1,397,180
Containers & packaging: 0.28%
Amcor plc	47,923	575,555
Avery Dennison Corporation	2,606	478,514
Ball Corporation	10,198	569,150
International Paper Company	11,819	491,907
See accompanying notes to portfolio of investments

Allspring Index Fund  |  11

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Containers & packaging (continued)
Packaging Corporation of America	2,988	$ 409,117
Sealed Air Corporation	4,659	250,701
WestRock Company	8,127	329,875
		3,104,819
Metals & mining: 0.33%
Freeport-McMoRan Incorporated	46,217	1,368,023
Newmont Corporation	25,310	1,046,822
Nucor Corporation	8,485	1,127,996
		3,542,841
Real estate: 2.79%
Equity REITs: 2.71%
Alexandria Real Estate Equities Incorporated	4,737	726,656
American Tower Corporation	14,819	3,764,767
AvalonBay Communities Incorporated	4,459	895,858
Boston Properties Incorporated	4,548	361,248
Camden Property Trust	3,397	436,548
Crown Castle International Corporation	13,809	2,358,991
Digital Realty Trust Incorporated	9,078	1,122,313
Duke Realty Corporation	12,260	721,501
Equinix Incorporated	2,903	1,908,345
Equity Residential	10,913	798,613
Essex Property Trust Incorporated	2,083	552,120
Extra Space Storage Incorporated	4,282	850,962
Federal Realty Investment Trust	2,279	230,794
Healthpeak Properties Incorporated	17,206	451,658
Host Hotels & Resorts Incorporated	22,794	405,049
Iron Mountain Incorporated	9,266	487,484
Kimco Realty Corporation	19,708	415,445
Mid-America Apartment Communities Incorporated	3,681	609,831
Prologis Incorporated	23,607	2,939,308
Public Storage Incorporated	4,870	1,611,142
Realty Income Corporation	19,185	1,309,952
Regency Centers Corporation	4,947	300,975
SBA Communications Corporation	3,439	1,118,535
Simon Property Group Incorporated	10,471	1,067,833
UDR Incorporated	9,545	428,284
Ventas Incorporated	12,746	610,024
VICI Properties Incorporated	30,710	1,013,123
Vornado Realty Trust	5,075	133,067
Welltower Incorporated	14,477	1,109,662
Weyerhaeuser Company	23,742	811,027
		29,551,115
Real estate management & development: 0.08%
CBRE Group Incorporated Class A †	10,424	823,079
Utilities: 3.06%
Electric utilities: 1.95%
Alliant Energy Corporation	7,998	488,198
American Electric Power Company Incorporated	16,377	1,640,975
Constellation Energy Corporation	10,418	850,005
Duke Energy Corporation	24,552	2,624,854
See accompanying notes to portfolio of investments

12  |  Allspring Index Fund

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Electric utilities (continued)
Edison International	12,156	$ 823,812
Entergy Corporation	6,486	747,836
Evergy Incorporated	7,318	501,503
Eversource Energy	10,998	986,411
Exelon Corporation	31,259	1,372,583
FirstEnergy Corporation	18,207	720,087
NextEra Energy Incorporated	62,648	5,328,839
NRG Energy Incorporated	7,567	312,366
Pinnacle West Capital Corporation	3,604	271,561
PPL Corporation	23,468	682,449
The Southern Company	33,884	2,611,440
Xcel Energy Incorporated	17,369	1,289,648
		21,252,567
Gas utilities: 0.05%
Atmos Energy Corporation	4,433	502,614
Independent power & renewable electricity producers: 0.05%
AES Corporation	21,298	542,034
Multi-utilities: 0.93%
Ameren Corporation	8,235	762,726
CenterPoint Energy Incorporated	20,073	632,902
CMS Energy Corporation	9,252	624,880
Consolidated Edison Incorporated	11,298	1,104,267
Dominion Energy Incorporated	25,871	2,116,248
DTE Energy Company	6,178	805,241
NiSource Incorporated	12,941	381,889
Public Service Enterprise Group Incorporated	15,921	1,024,676
Sempra Energy	10,023	1,653,494
WEC Energy Group Incorporated	10,059	1,037,485
		10,143,808
Water utilities: 0.08%
American Water Works Company Incorporated	5,796	860,416
Total Common stocks (Cost $317,967,565)		1,062,959,642

		Yield
Short-term investments: 2.09%
Investment companies: 2.09%
Allspring Government Money Market Fund Select Class ♠∞		2.09%	22,756,417	22,756,417
Total Short-term investments (Cost $22,756,417)				22,756,417
Total investments in securities (Cost $340,723,982)	99.70%			1,085,716,059
Other assets and liabilities, net	0.30			3,295,311
Total net assets	100.00%			$1,089,011,370

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Allspring Index Fund  |  13

Portfolio of investments—August 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$41,387,204	$(18,630,787)	$0	$0	$22,756,417	22,756,417	$66,454
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period
Investments in affiliates no longer held at end of period
Allspring Index Portfolio	100.00%	0.00%
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	132	9-16-2022	$27,048,268	$26,112,900	$0	$(935,368)
See accompanying notes to portfolio of investments

14  |  Allspring Index Fund

Notes to portfolio of investments—August 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Index Fund  |  15

Notes to portfolio of investments—August 31, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$89,476,980	$0	$0	$89,476,980
Consumer discretionary	121,512,496	0	0	121,512,496
Consumer staples	71,926,876	0	0	71,926,876
Energy	49,635,348	0	0	49,635,348
Financials	115,465,047	0	0	115,465,047
Health care	149,608,824	0	0	149,608,824
Industrials	84,220,957	0	0	84,220,957
Information technology	290,452,189	0	0	290,452,189
Materials	26,985,292	0	0	26,985,292
Real estate	30,374,194	0	0	30,374,194
Utilities	33,301,439	0	0	33,301,439
Short-term investments
Investment companies	22,756,417	0	0	22,756,417
Total assets	$1,085,716,059	$0	$0	$1,085,716,059
Liabilities
Futures contracts	$935,368	$0	$0	$935,368
Total liabilities	$935,368	$0	$0	$935,368
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
As of August 31, 2022, $2,683,611 was segregated as cash collateral for open futures contracts.
For the three months ended August 31, 2022, the Fund did not have any transfers into/out of Level 3.

16  |  Allspring Index Fund